ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

ING PENSION IRA FOR 1984 CONTRACTS (PROSPECTUS NO. PRO.75992-11) and
ING PENSION IRA FOR 1992, 1994 AND 2004 CONTRACTS (PROSPECTUS NO. PRO.75988-11)

Supplement dated July 22, 2011 to the Contract Prospectus dated April 29, 2011, as amended

The following information amends certain information contained in your variable annuity Contract Prospectus.
Please read it carefully and keep it with your current Contract Prospectus for future reference.

Important Information Regarding the ING Clarion Global Real Estate Portfolio

On July 1, 2011, ING Clarion Global Real Estate Securities LLC, subadviser to the ING Clarion Global Real Estate
Portfolio was renamed CBRE Clarion Securities LLC.

Accordingly, the reference in your Contract Prospectus to ING Clarion Global Real Estate Securities LLC is
replaced with CBRE Clarion Securities LLC.

X.75988-92-11	July 2011